Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 13 – OTHER CURRENT LIABILITIES

Other current liabilities are summarized as follow:

	As of
	September 30, 2025	December 31, 2024
Employee payables	102,513	1,049,994
Other tax payables	530,232	272,632
Other payable*	1,058,469	834,753
Accrued expenses	793,527	1,827,629
Total	$2,484,741	$3,985,008

*	Other payables mainly consist of utility expenses, consulting fee and a third-party loan. As of September 30, 2025, other payables included an unsecured third-party loan amounting to $450,000, bearing an annual interest rate of 15% and will mature at the end of 2025. The loan was originated on December 26, 2024.

NOTE 14 – OTHER CURRENT LIABILITIES

Other current liabilities are summarized as follow:

	As of
	December 31, 2024	December 31, 2023
Employee payables	1,049,994	807,615
Other tax payables	272,632	507,464
Other payable*	834,753	305,443
Accrued expenses	177,566	177,566
Accrued after-sales service fee	1,650,063	483,419
Total	$3,985,008	$2,281,507

*	Other payables mainly consist of utility expenses, consulting fee and a third-party loan. As of December 31, 2024, other payables included an unsecured third-party loan amounting to $300,000, bearing an annual interest rate of 15% and will maturing on March 31, 2025. The loan was originated on December 26, 2024.